SHARE-BASED COMPENSATION - Significant Assumptions Used to Estimate Fair Value of Options (Detail) (Stock options)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.70%	1.40%	1.90%
Dividend yield	0.00%	4.50%	3.70%
Expected term	4 years	4 years	4 years
Expected volatility	79.30%	79.90%	75.70%